Allowance for Credit Losses - Summary of Expected Credit Allowance Activity (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2022 USD ($)
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	$ 20,291
Credit loss expense	24,792
Write-Offs	(18,309)
Other	397	[1]
Ending balance	26,377
Customer Accounts and Other Restricted Cash
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	673
Credit loss expense	(42)
Other	(68)	[1]
Ending balance	563
Accounts Receivable, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	8,642
Credit loss expense	17,940
Write-Offs	(14,505)
Other	99	[1]
Ending balance	12,176
Settlement Receivables, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	4,049
Credit loss expense	3,333
Write-Offs	(3,678)
Other	(351)	[1]
Ending balance	3,353
Financial Guarantee Contracts and Other
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	6,927
Credit loss expense	3,561
Write-Offs	(126)
Other	(77)	[1]
Ending balance	$ 10,285

[1]	Other mainly relates to the impact of foreign exchange.